Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Class of Warrant or Right [Line Items]
Summary Of The Company's Outstanding Common Stock Warrants
At December 31, 2022 and 2021, the Company had the following ordinary share warrants issued and outstanding
(in thousands, except share and per share data)
:

	Shares		Issuance Date	Exercise Price per Share	Expiration Date
Warrant Class	2022	2021
Ordinary share warrant	1,264,488	1,264,488	August 2016	$0.21	July 2025
Ordinary share warrant	1,982,802	1,982,802	May 2017	$0.01	May 2027
Ordinary share warrant	1,189,681	1,189,681	July 2017	$0.01	July 2027
Ordinary share warrant	2,399,570	2,399,570	February 2018	$0.01	February 2028
Ordinary share warrant	5,597,006	5,597,006	September 2018	$0.01	September 2028
Ordinary share warrant	1,742,784	1,742,784	December 2018	$0.01	Change in Control
Ordinary share warrant	23,515,057	23,515,057	December 2020	$0.01	Change in Control
Ordinary share warrant	45,322,638	45,322,638	February 2021	$0.01	Change in Control
Ordinary share warrant	364,955	364,955	March 2021	$0.01	March 2028
Ordinary share warrant	16,168,295	16,168,295	June 2021	$0.01	June 2031
Ordinary share warrant	621,534	—	February 2022	$0.01	February 2032
Ordinary share warrant	3,200,000	—	June 2022	$0.01	Change in Control

	103,368,810	99,547,276

Southern Airways Corporation
Class of Warrant or Right [Line Items]
Summary Of The Company's Outstanding Common Stock Warrants	A summary of the Company’s outstanding common stock warrants as of December 31, 2022 were as follows:

Warrant Tranche	Exercise Price	Shares
A	$12.18	2,052
B	14.01	713
C	18.87	795
D	18.98	4,742
E	41.24	606
F	47.32	634
G	50.00	376

Total		9,918